INVESTMENT SECURITIES - Equity instruments through OCI - Additional information (Details) - Equity investments - Investment securities at fair value - Investments in equity instruments designated at fair value through other comprehensive income [member] - Gas Natural S.A. ESP
$ in Millions
6 Months Ended
Dec. 31, 2020 COP ($) shares
Disclosure of financial assets [line items]
Number of shares issued | shares	621,866
Profit on sale of investment | $	$ 29,224